Revenues - Recognised Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenues	€ 751,448	€ 618,034	€ 500,924	[1]
United States
Revenue
Revenues	418,305	337,602	247,848
Germany
Revenue
Revenues	58,895	46,852	44,321
France
Revenue
Revenues	32,274	30,591	37,060
United Kingdom
Revenue
Revenues	115,256	104,640	93,987
Rest of the world
Revenue
Revenues	126,718	98,349	77,708
At a point in time
Revenue
Revenues	62,502	85,460	38,927
Over a period of time
Revenue
Revenues	688,946	532,574	461,997
Service fees and FTE-based research payments
Revenue
Revenues	683,987	530,754	460,594
Material recharges
Revenue
Revenues	44,436	35,991	21,835
Compound access fees
Revenue
Revenues	2,573	1,575	1,361
Milestone fees
Revenue
Revenues	18,066	49,469	17,092
Licences
Revenue
Revenues	2,386	245	42
EVT Execute
Revenue
Revenues	546,718	471,052	394,094
EVT Execute | United States
Revenue
Revenues	283,755	236,009	189,488
EVT Execute | Germany
Revenue
Revenues	32,765	24,279	19,529
EVT Execute | France
Revenue
Revenues	22,546	16,876	21,499
EVT Execute | United Kingdom
Revenue
Revenues	105,557	98,735	89,258
EVT Execute | Rest of the world
Revenue
Revenues	102,095	95,153	74,320
EVT Execute | At a point in time
Revenue
Revenues	44,722	38,336	25,787
EVT Execute | Over a period of time
Revenue
Revenues	501,996	432,716	368,307
EVT Execute | Service fees and FTE-based research payments
Revenue
Revenues	498,719	431,184	366,946
EVT Execute | Material recharges
Revenue
Revenues	38,668	34,104	20,728
EVT Execute | Compound access fees
Revenue
Revenues	1,464	1,532	1,361
EVT Execute | Milestone fees
Revenue
Revenues	6,054	4,232	5,059
EVT Execute | Licences
Revenue
Revenues	1,813
EVT Innovate
Revenue
Revenues	204,730	146,982	106,830
EVT Innovate | United States
Revenue
Revenues	134,550	101,593	58,360
EVT Innovate | Germany
Revenue
Revenues	26,130	22,573	24,792
EVT Innovate | France
Revenue
Revenues	9,728	13,715	15,561
EVT Innovate | United Kingdom
Revenue
Revenues	9,699	5,905	4,729
EVT Innovate | Rest of the world
Revenue
Revenues	24,623	3,196	3,388
EVT Innovate | At a point in time
Revenue
Revenues	17,780	47,124	13,140
EVT Innovate | Over a period of time
Revenue
Revenues	186,950	99,858	93,690
EVT Innovate | Service fees and FTE-based research payments
Revenue
Revenues	185,268	99,570	93,648
EVT Innovate | Material recharges
Revenue
Revenues	5,768	1,887	1,107
EVT Innovate | Compound access fees
Revenue
Revenues	1,109	43
EVT Innovate | Milestone fees
Revenue
Revenues	12,012	45,237	12,033
EVT Innovate | Licences
Revenue
Revenues	€ 573	€ 245	€ 42

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”